Litigation (Tables)	12 Months Ended
Dec. 31, 2022
Litigation provisions
Litigation provisions
2022
CHF million
Balance at beginning of period	1,539
Increase in litigation accruals	1,907
Decrease in litigation accruals	(347)
Decrease for settlements and other cash payments	(1,999)
Foreign exchange translation	72
Balance at end of period	1,172

Bank
Litigation provisions
Litigation provisions
2022
CHF million
Balance at beginning of period	1,533
Increase in litigation accruals	1,849
Decrease in litigation accruals	(341)
Decrease for settlements and other cash payments	(1,990)
Foreign exchange translation	74
Balance at end of period	1,125